Securities Act File No. 333-22309
Investment Company Act File No. 811-08071

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 56	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 56	☒

(Check appropriate box or boxes)

LAZARD RETIREMENT SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 632-6000

(Registrant’s Telephone Number, including Area Code)

30 Rockefeller Plaza, New York, New York 10112

(Address of Principal Executive: Number, Street, City, State, Zip Code)

Nathan A. Paul, Esq.
30 Rockefeller Plaza
New York, New York 10112
(Name and Address of Agent for Services)

Copy to:
Janna Manes, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (DATE) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on (DATE) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and the Statement of Additional Information are incorporated by reference from Registrant’s Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission (the ‘‘SEC’’) on June 13, 2014.

LAZARD RETIREMENT SERIES, INC.
PART C. OTHER INFORMATION

ITEM 28.	EXHIBITS.

(a)(1)	Articles of Incorporation(1)
(a)(2)	Articles of Amendment(1)
(a)(3)	Articles Supplementary(2)
(a)(4)	Articles Supplementary(4)
(a)(5)	Articles Supplementary(5)
(a)(6)	Articles of Amendment(6)
(a)(7)	Articles Supplementary(6)
(a)(8)	Articles Supplementary(7)
(a)(9)	Articles Supplementary(8)
(a)(10)	Articles Supplementary(10)
(a)(11)	Certificate of Correction(10)
(a)(12)	Articles of Amendment(10)
(a)(13)	Articles Supplementary(11)
(a)(14)	Articles Supplementary(12)
(a)(15)	Articles Supplementary(13)
(a)(16)	Articles Supplementary(14)
(a)(17)	Articles Supplementary(14)
(a)(18)	Articles of Amendment(15)
(a)(19)	Articles Supplementary(16)
(a)(20)	Articles of Amendment(16)
(a)(21)	Articles Supplementary*

(b)	By-Laws(7)

(d)(1)	Investment Management Agreement, as revised*
(d)(2)	Expense Limitation Agreement, as revised*

(e)	Distribution Agreement, as revised(5)

(g)	Custodian Contract(3)

(h)(1)	Administration Agreement(1)
(h)(2)	Participation Agreements(15)
(h)(3)	Transfer Agency Agreement(3)

(i)(1)	Opinion and Consent of Counsel(1)
(i)(2)	Opinions and Consents of Counsel regarding Lazard Retirement U.S. Small Cap Equity Value Portfolio, Lazard Retirement Global Equity Income Portfolio and Lazard Retirement Capital Allocator Opportunistic Strategies Portfolio(10)
(i)(3)	Opinion and Consent of Counsel regarding Lazard Retirement Developing Markets Equity Portfolio(11)
(i)(4)	Opinion and Consent of Counsel regarding Lazard Retirement Global Listed Infrastructure Portfolio(12)
(i)(5)	Opinion and Consent of Counsel regarding Lazard Retirement Emerging Markets Equity Blend Portfolio(13)
(i)(6)	Opinion and Consent of Counsel regarding Lazard Retirement Multi-Asset Targeted Volatility Portfolio(14)
(i)(7)	Opinion and Consent of Counsel regarding Lazard Retirement Fundamental Long/Short Portfolio and Lazard Retirement Emerging Markets Income Portfolio(16)

(i)(8)	Opinion and Consent of Counsel regarding Lazard Retirement Global Strategic Equity Portfolio, Lazard Retirement International Equity Concentrated Portfolio and Lazard Retirement US Small Cap Equity Growth Portfolio*

(j)	Consent of Independent Registered Public Accounting Firm*

(m)	Distribution and Servicing Plan, as revised*

(n)	18f-3 Plan, as revised*

(p)	Code of Ethics(15)

Other Exhibits:

(s)(1)	Powers of Attorney of Board Members (except Trevor M. Morrison)(9)
(s)(2)	Power of Attorney of Trevor M. Morrison(17)

*	To be filed by amendment.

1.	Incorporated by reference from Registrant’s Pre-Effective Amendment No. 1 filed with the SEC on May 19, 1997.
2.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 9 filed with the SEC on April 30, 2001.
3.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 11 filed with the SEC on April 30, 2003.
4.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 13 filed with the SEC on December 3, 2004.
5.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 18 filed with the SEC on July 20, 2005.
6.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 24 filed with the SEC on January 30, 2006.
7.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 25 filed with the SEC on February 28, 2006.
8.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 27 filed with the SEC on February 9, 2007.
9.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 30 filed with the SEC on February 22, 2008.
10.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 32 filed with the SEC on April 29, 2008.
11.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 34 filed with the SEC on October 10, 2008.
12.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 38 filed with the SEC on February 9, 2010.
13.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 41 filed with the SEC on April 15, 2011.
14.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 44 filed with the SEC on April 9, 2012.
15.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 48 filed with the SEC on September 21, 2012.
16.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 52 filed with the SEC on April 16, 2014.
17.	Incorporated by reference from Registrant’s Post-Effective Amendment No. 54 filed with the SEC on June 13, 2014.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 30.	INDEMNIFICATION.

Reference is made to Article NINTH of Registrant’s Articles of Incorporation filed as Exhibit (a) and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of Registrant’s By-Laws filed as Exhibit (b) and by the following undertaking set forth in the rules promulgated by the SEC:

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Reference also is made to the Investment Management Agreement and the Distribution Agreement filed as Exhibits (d) and (e), respectively.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The descriptions of personnel of Lazard Asset Management LLC (“LAM”) under the Captions “Fund Management” in the Prospectus and “Management” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein. The following is a list of the directors and senior officers of the Investment Manager. None of the persons listed below has had other business connections of a substantial nature during the past two fiscal years.

Title / Name

Directors

Kenneth M. Jacobs

Alexander F. Stern

Chief Executive Officer and Director

Ashish Bhutani

Deputy Chairmen

Charles Carroll

Andrew Lacey

John Reinsberg

Chairman USA

Robert P. DeConcini

Senior Managing Directors

Andreas Hubner

Robert Prugue

Bill Smith

Managing Directors

Jennifer Abate

Aaron Barnfather

Ardra Belitz

Michael Bennett

Christopher Blake

Nicholas Bratt

Rhett Brown

Charles Burgdorf

Irene Cheng

Rohit Chopra

David Cleary

Kenneth Colton

Robert Connin

Alan Custis

Kun Deng

Henry Detering

James Donald

Anthony Dote, Jr.

Yury Dubrovsky

Christian Eckert

Robert Failla

Michael Fry

Jeffrey Gould

Timothy Griffen

Peter Hunsberger

Yugo Ishida

Jai Jacob

Dwight Jacobson

Arif Joshi

Yvette Klevan

Werner Krämer

Matthias Kruse

Jay Leupp

Mark Little

Carmine Lizza

Gerald B. Mazzari

Thomas McManus

Jonathan Morris

Andrew Norris

Kevin O’Hare

Prateek Pant

Nathan A. Paul

David Pizzimenti

Michael Powers

Ganesh Ramachandran

Joe Ramos

Shaka Rasheed

Sean Reynolds

Susan Roberts

Patrick Ryan

James Schachtel

Ulrich Schweiger

Denise Simon

Manish Singhai

Darrin Sokol

Craig Straub

Jeremy Taylor

Ronald Temple

Richard Tutino

George Varino

Louisa Vincent

Kelly Ward

Mike Wariebi

Merida Welles

Christopher Whitney

David Willis

ITEM 32.	PRINCIPAL UNDERWRITERS.

(a)	Lazard Asset Management Securities LLC, a Delaware limited liability company, is the principal underwriter of the Registrant and also serves as the principal underwriter of The Lazard Funds, Inc.

(b)	The following information is given regarding directors and officers of Lazard Asset Management Securities LLC, whose principal business address is 30 Rockefeller Plaza, New York, New York 10112.

Name	Position and Offices with Underwriter	Position and Offices with Registrant
Charles L. Carroll	Chief Executive Officer	President and Director
Gerald B. Mazzari	Chief Financial Officer and Chief Operating Officer	None
Nathan A. Paul	Chief Legal Officer	Secretary

(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS.

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained primarily at the offices of Registrant’s custodian, State Street Bank and Trust Company. All other records so required to be maintained are maintained at the offices of LAM, 30 Rockefeller Plaza, New York, New York 10112.

ITEM 34.	MANAGEMENT SERVICES.

Not applicable.

ITEM 35.	UNDERTAKINGS.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 27th day of August, 2014.

LAZARD RETIREMENT SERIES, INC.

By:	/s/ Charles L. Carroll
Charles L. Carroll, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Charles L. Carroll	President and Director	August 27, 2014
Charles L. Carroll

/s/ Stephen St. Clair	Treasurer and Chief Financial Officer	August 27, 2014
Stephen St. Clair

/s/ Ashish Bhutani	Director	August 27, 2014
Ashish Bhutani

/s/ Kenneth S. Davidson	Director	August 27, 2014
Kenneth S. Davidson

/s/ Nancy A. Eckl	Director	August 27, 2014
Nancy A. Eckl

/s/ Trevor M. Morrison	Director	August 27, 2014
Trevor M. Morrison

/s/ Leon M. Pollack	Director	August 27, 2014
Leon M. Pollack

/s/ Richard Reiss, Jr.	Director	August 27, 2014
Richard Reiss, Jr.

/s/ Robert M. Solmson	Director	August 27, 2014
Robert M. Solmson

*By:	/s/ Nathan A. Paul
Attorney-in-fact, Nathan A. Paul